Acquisition of Construction Services Businesses - Additional Information (Detail)	1 Months Ended	12 Months Ended
	Oct. 31, 2014 USD ($) Business	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Business Acquisition [Line Items]
Number of business acquisitions | Business	3
Business acquisition cost		$ 0	$ 5,000,000
Secured Revolving Credit and Term Loan Facility [Member]
Business Acquisition [Line Items]
Credit facility maximum borrowing capacity	$ 300,000,000